Acquisition of Tintic Consolidated Metals LLC (Details) $ in Thousands, $ in Millions		12 Months Ended
	May 27, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	May 27, 2022 CAD ($)
Acquisition of Tintic Consolidated Metals LLC
Net earnings (losses) of acquiree		$ 1,400
Revenues		22,700
Tintic Consolidated Metals LLC
Acquisition of Tintic Consolidated Metals LLC
Aggregate cash transferred	$ 58.7				$ 74,700
Percentage of royalties issued	2.00%
Percentage of NSR Royalties Issued	50.00%
Exercisable term	5 years
Deferred payments	$ 12.5				15,900
General and administrative expenses		$ 6,400
Total consideration paid			$ 156.6	$ 199,500	$ 199,473